CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Income Statement [Abstract]
Revenues	$ 5,597,487	$ 3,055,776
Cost of revenues	547,881	398,606
Gross profit	5,049,606	2,657,170
General and administrative expenses	17,793,709	15,095,111
Loss from operations	(12,744,103)	(12,437,941)
Other income (expense)
Interest expense	(37,934)	(177,744)
Other	25,477	32,717
Loss before income taxes	(12,756,560)	(12,582,967)
Provision for income taxes	(0)	(0)
Net loss	$ (12,756,560)	$ (12,582,967)
Net loss per common share - basic and diluted	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	1,059,488,329	670,817,666